Voyage and Operating Expenses, details (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Direct Operating Costs [Abstract]
Bunkers	$ (2,149)	$ (1,663)	$ (652)
Commissions charged by third parties	10,273	11,963	12,889
Mischellaneous	150	297	155
Voyage expenses	$ 8,274	$ 10,597	$ 12,392